Segment And Geographic Information (Major Components Of Income (Loss) Before Income Taxes In "Other") (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Net gain related to economic hedging transactions	¥ 8,372		¥ 2,290		¥ 3,323
Realized gain (loss) on investments in equity securities held for operating purposes	198		219		(3,365)
Equity in earnings of affiliates	10,613		8,996		7,765
Other	47,312	[1]	4,046	[1]	(132,347)	[1]
Total	81,150		110,151		95,840
Impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments					2,974
Corporate Items [Member]
Segment Reporting Information [Line Items]
Other	(31,411)	[2]	(33,327)	[2]	(83,291)	[2]
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Total	¥ 35,084		¥ (17,776)		¥ (207,915)

[1]	Includes the impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments of ¥2,974 million for the year ended March 31, 2010 and the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.
[2]	Include the gain due to the business combination with NLB in Corporate items for the year ended March 31,2012.